MARKETABLE SECURITIES (Details Textual) (USD $)	1 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended			4 Months Ended		1 Months Ended
	Jan. 31, 2013	Apr. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2012 Sale of Uranium Exploration Properties Amicor	May 31, 2013 Valor Gold common stock	May 24, 2012 Valor Gold common stock	Jan. 31, 2013 American Strategic Minerals common stock
Marketable securities
Shares sold	1,513,333				8,486,667				25,000,000		1,513,333
Net proceeds generated	$ 151,333				$ 1,490,600				$ 1,505,000		$ 151,333
Realized Gain from Sale of Securities			0	1,656,333		1,656,333	1,490,600
Cost basis of marketable securities - trading sold		100,000
Net proceeds generated from sale of marketable securities-trading		119,702
Realized gain - trading securities							19,702
Cost of investment					$ 0	$ 0	$ 0	$ 0		$ 83,333